Income Taxes - Schedule of Reconciliation of the Income Tax Provision (FY) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Oct. 01, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Pre-tax book loss	$ (143,495)	$ (73,375)	$ (11,314)	$ (398,568)	$ (18,840)	$ (27,766)	$ (30,984)
Income taxes at federal statutory rate		(15,405)				0	0
State taxes, net of federal benefit		(1,801)				0	0
Tax on pre-tax earnings of corporate subsidiaries		0				(3,022)	(2,229)
Warrant liability		3,685				0	0
Non-deductible expenses		6				6	631
Change in earnout fair value		(714)				0	0
Other permanent differences		(423)				0	(4)
Change in valuation allowance		11,664				3,448	1,602
R&D credit		(294)				0	0
Total provision (benefit) for income taxes	$ (2,220)	$ (3,282)	$ 0	$ (3,619)	$ 0	$ 432	$ 0